UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

January 16, 2020 to February 18, 2020

Commission File Number of issuing entity: 333-208068-04

Central Index Key Number of issuing entity: 0001710358

JOHN DEERE OWNER TRUST 2017-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-208068

Central Index Key Number of depositor: 0000889668

JOHN DEERE RECEIVABLES, INC.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000027673

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Todd E. Davies, (309) 765-5161

(Name and phone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7197794

(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation
Suite 100
10587 Double R Boulevard
Reno, Nevada	89521
(Address of principal executive offices of the issuing entity)	(Zip Code)

(775) 786-5527

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If section 12(b))
Class A-1 1.35000% Asset Backed Notes			X
Class A-2A 1.59% Asset Backed Notes			X
Class A-2B Floating Rate Asset Backed Notes			X
Class A-3 1.82% Asset Backed Notes			X
Class A-4 2.11% Asset Backed Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 18, 2020 a distribution was made to holders of notes of John Deere Owner Trust 2017-B.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by John Deere Receivables, Inc., the depositor of John Deere Owner Trust 2017-B (the “Depositor”), and held by John Deere Owner Trust 2017-B were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from January 16, 2020 to February 18, 2020.

The Depositor filed its 2019 Form ABS-15G on January 24, 2020. The CIK number of the Depositor is 0000889668.

PART II – OTHER INFORMATION

Item 10. Exhibits.

(a)                                 The following is a list of documents filed as part of this Report on Form 10-D:

99.1                        Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2017-B, relating to the February 18, 2020 distribution.

99.2                        Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2017-B, relating to the February 18, 2020 distribution.

99.3                        Servicer’s Certificate, relating to the February 18, 2020 distribution.

(b)                                 The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2017-B, relating to the February 18, 2020 distribution.
99.2	Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2017-B, relating to the February 18, 2020 distribution.
99.3	Servicer’s Certificate, relating to the February 18, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES, INC.
(Depositor)

Date: February 20, 2020	By:	/s/ Todd E. Davies
Name: Todd E. Davies
Title: Secretary